INCOME TAXES - Reconciliation of U.S. federal statutory taxes to the Company's total income tax expense (benefit) from continuing operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes at U.S. statutory rate (21%)					$ (21.9)	$ (56.9)	$ (142.8)
State and local taxes, net of federal tax benefit					(4.0)	(6.0)	(12.7)
Non-U.S. rate differential					4.3	4.2	(0.6)
Non-U.S. tax holidays					(4.6)	(1.8)	2.1
Uncertain tax positions					16.0	21.5	3.5
Tax Cuts and Jobs Act of 2017						(14.1)	23.0
Global intangible low-tax income inclusion					13.8	4.2
Change in valuation allowances					17.0	104.7	93.4
Taxes on undistributed foreign earnings and withholding/ dividend taxes					8.5	(2.3)	16.0
U.S. implications of non-U.S. earnings					(1.8)	12.3	2.3
R&D deduction/ credit					(2.2)	(11.8)	(8.9)
Non-taxable settlement of contingent consideration						(3.2)	(6.3)
Other permanent differences					6.7	10.5	0.4
Impact of rate changes in non-U.S. . jurisdictions					4.8	(1.3)	(13.2)
Outside basis difference on divestiture						(6.6)	19.1
Non-deductible transaction costs							(5.9)
Other					(0.1)	(3.5)	10.9
Income Tax Expense (Benefit)	$ 14.3	$ 16.0	$ 28.0	$ 34.5	$ 36.5	$ 49.9	$ (19.7)